Average Annual Total Returns	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund MSCI ACWI Index One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund MSCI ACWI Index Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund MSCI ACWI Index Ten Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Blended Index One Year		Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Blended Index Five Years		Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Blended Index Ten Years		Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A Ten Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A Inception Date	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C Ten Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C Inception Date	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund MSCI ACWI Index One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund MSCI ACWI Index Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund MSCI ACWI Index Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A Inception Date	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C Inception Date	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I Inception Date	Prospectus #2 Eaton Vance Greater China Growth Fund MSCI Golden Dragon Index One Year		Prospectus #2 Eaton Vance Greater China Growth Fund MSCI Golden Dragon Index Five Years		Prospectus #2 Eaton Vance Greater China Growth Fund MSCI Golden Dragon Index Ten Years		Prospectus #2 Eaton Vance Greater China Growth Fund MSCI China Index One Year	Prospectus #2 Eaton Vance Greater China Growth Fund MSCI China Index Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund MSCI China Index Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class A Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class C Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class I Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund MSCI World Health Care Index One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund MSCI World Health Care Index Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund MSCI World Health Care Index Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund S&P 500® Index One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund S&P 500® Index Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund S&P 500® Index Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R Ten Years
Total	(13.01%)	0.02%	1.06%	(18.36%)	5.22%	7.97%	(14.95%)	[1]	2.41%	[1]	4.00%	[1]	(19.40%)	(0.37%)	3.37%	Sep. 30, 2011	(19.52%)	(1.03%)	2.87%	(11.35%)	(0.31%)	2.72%	(16.42%)	(0.06%)	3.30%	Sep. 30, 2011	(14.73%)	0.95%	4.18%	(18.36%)	5.22%	7.97%	(19.41%)	3.91%	7.78%	Oct. 12, 2010	(20.27%)	2.44%	6.71%	(10.59%)	3.03%	6.38%	(16.39%)	4.25%	7.71%	Oct. 12, 2010	(14.75%)	5.29%	8.64%	Oct. 12, 2010	(22.34%)	[2]	(1.01%)	[2]	4.38%	[2]	(21.93%)	(4.54%)	2.42%	(26.75%)	(1.67%)	4.27%	(27.58%)	(2.85%)	3.29%	(14.95%)	(1.09%)	3.64%	(23.96%)	(1.30%)	4.24%	(22.46%)	(0.32%)	5.14%	(5.41%)	10.19%	12.02%	(18.11%)	9.42%	12.56%	(14.18%)	9.59%	12.05%	(14.90%)	8.28%	9.96%	(7.63%)	7.79%	9.56%	(11.04%)	9.92%	11.97%	(9.24%)	11.06%	12.94%	(9.72%)	10.51%	12.37%

[1]	The blended index consists of 60% Bloomberg U.S. Aggregate Bond Index and 40% MSCI ACWI Index, rebalanced monthly.
[2]	Effective December 31, 2022, the Fund changed its primary benchmark to the MSCI China Index to more closely align with the Fund’s intended exposures.